Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES

Legal proceedings
From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, balance sheets,
or
results of operations or cash flows.